May 19, 2025
Supplement Dated May 19, 2025 To The Prospectus Dated April 28, 2025 JNL® Series Trust Please note that the changes below may impact your variable annuity and/or variable life product(s).
JNL/MELLON BOND INDEX FUND
Effective May 1, 2025, in the section, “Summary Overview Of Each Fund,” for the JNL/Mellon Bond Index Fund, please delete the “Investment Objective” in the entirety and replace with the following:
Investment Objective.
The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Bloomberg® U.S. Aggregate Index to provide a moderate rate of income by investing in domestic fixed-income investments through exclusive investment in shares of the JNL Bond Index Fund (“Master Fund”).
JNL Bond Index Fund
Effective May 1, 2025, in the section, “Summary Overview Of Each Fund,” for the JNL Bond Index Fund, please delete the “Investment Objective” in the entirety and replace with the following:
Investment Objective.
The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Bloomberg® U.S. Aggregate Index to provide a moderate rate of income by investing in domestic fixed-income investments.